Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
38.	SUBSEQUENT EVENTS

Other than disclosed elsewhere in the consolidated financial statements, the Group has the following subsequent events:

In March 2026, the Company completed the acquisition of a hotel building in Tribeca New York at a consideration of US$69 million. The hotel name has been changed to “AMTD IDEA Tribeca Hotel” upon the completion of the acquisition.